MERRILL LYNCH
                                                                WORLD INCOME
                                                                FUND, INC.

                               [GRAPHIC OMITTED]

                                                       STRATEGIC
                                                                Performance

                                                                Quarterly Report
                                                                March 31, 1999

                     MERRILL LYNCH WORLD INCOME FUND, INC.

Officers and Directors

Terry K. Glenn, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Arthur Zeikel, Director
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer of Merrill Lynch World Income Fund, Inc. has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Directors in wishing Mr. Richard well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                           Merrill Lynch World Income Fund, Inc., March 31, 1999

DEAR SHAREHOLDER

During the quarter ended March 31, 1999, the markets for lower-quality, fixed-income securities improved dramatically as the recovery from last year's distressed conditions continued. The unmanaged benchmarks CS First Boston High Yield Index and the J.P. Morgan Emerging Markets Bond Index (EMBI+) had total returns of +1.64% and +5.30%, respectively, for the three months ended March 31, 1999. These returns compared favorably to the -3.27% return provided by ten-year US Treasury securities for the same period. Total returns for Merrill Lynch World Income Fund, Inc.'s Class A, Class B, Class C and Class D Shares for the quarter ended March 31, 1999 were +2.25%, +2.23%, +2.05% and +2.36%, respectively. (Fund results do not reflect sales charges; results would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

During the March quarter, cash flow into high-yield mutual funds turned modestly positive. Emerging market flows appeared less robust. However, liquidity in both markets remained poor as dealers appeared reluctant to commit capital in support of client sales. This lack of liquidity is evident on both the bid and offered sides of the market. While there has been no surge of new money into the high-yield or emerging markets, it appears that for the time being there are no large sellers.

The emerging markets suffered a temporary setback in early January as Brazil's foreign exchange reserves dried up as the country unsuccessfully attempted to support its currency. Authorities gave up and allowed the currency to float on January 16, 1999. Unlike the liquidity-driven, broad-based bond price declines witnessed throughout the emerging markets when Russia defaulted, bond price declines were generally localized to Brazil. Subsequent to the floating of the currency, events in Brazil have been constructive. The country has met the conditions for International Monetary Fund support. The currency has stabilized and equity and debt markets have surged. Our outlook on Brazil is positive.

In summary, the US high-yield and global emerging markets have recovered but can still be described as undervalued based on an exceptionally wide yield spread off US Treasury securities. The US economy has demonstrated stronger growth than most forecasters anticipated. While long-term interest rates have risen this year, which is probably a reversal of last fall's rush to quality, short-term interest rates are unchanged and, in our opinion, seem likely to remain so for some time. There are some signs of economic recovery in Japan and elsewhere in Asia. While economies in Europe and South America are slowing, we believe the macroeconomic backdrop is likely to be relatively benign in the next three months-six months. In this environment, risk premiums could continue to narrow.

We maintained the asset allocations adopted in late December. As of March 31, 1999, the Fund's asset allocation was high-yield corporate bonds and convertible bonds, 70% of net assets, and emerging market issues, 30%. Of the 70% of the Fund's net assets invested in the high-yield market, in the coming months we expect to allocate some assets to the emerging markets corporate sector, where we see many areas of undervaluation.

High-Yield Investments

In our view, the US high-yield market is attractive for the following reasons.

o Valuations are compelling. Yield spreads between high-yield and Treasury securities narrowed by approximately 3.75% during the first quarter of 1999 but remain wide at approximately 6%. This means that an investor receives approximately 6% of additional yield for assuming the higher credit risk and lesser liquidity of high-yield bonds. In our opinion, this spread is quite attractive given the relatively benign credit conditions currently prevailing.

o The economic and interest rate outlook is likely to remain favorable, in our view. We expect an environment of modest economic growth and stable interest rates to continue. We believe that it is unlikely that last year's liquidity debacle will recur and that as memories fade, risk aversion is likely to moderate.

o Technical conditions are positive. Last year most asset allocators, hedge funds and other opportunistic investors abandoned the high-yield market. The flow of new money into mutual funds was relatively low in the first quarter, reflecting the modest expectations of investors. We believe that greater awareness of valuation will accelerate cash flows and result in improved bond prices.

Given our positive view on the high-yield market, we structured our US high-yield investments to seek to take advantage of anticipated rising bond prices. We reduced the Fund's holdings in USAirways Group Inc., Trump Atlantic City Associates, Doman Industries Ltd. and Lenfest Communications, Inc. in order to establish new positions in RSL Communications PLC, Federal-Mogul Corporation, Impsat Corp. and TFM, S.A. de C.V. We also realized profits in two newly underwritten issues, Hermes Euro Rail and Chancellor Media Corp.

Emerging Markets Investments

While we believe that emerging market risks have not evaporated, we expect that the benign investment climate will continue in the short term on the strength of the trends already in place and on the strength of better underlying fundamentals in emerging markets. Potential for further price appreciation exists as the perception of risk in the asset class declines and cross-over buyers enter the market in greater numbers. Consolidation of those gains and a return to spreads existing prior to the advent of the Asian crisis will be grounded on several developments, in our view. These include clear evidence of positive economic growth trends in the world economy, facilitating commodity price increases and growing markets for Third World exports; that Brazil finds its way to a permanent solution of its endemic fiscal problems; and continued recovery in emerging Asia and in Japan.

Immediately after the devaluation of the real, we overweighted our exposure to Brazil relative to the EMBI+ benchmark. In addition, during the March quarter we reduced our exposure to Argentina in order to enlarge our allocation to Venezuela.

As of March 31, 1999, the asset allocation of the Fund's emerging markets investments (as a percentage of the Fund's total exposure to emerging markets) was: Argentina, 17.4%; Brazil, 35.4%; Bulgaria, 3.8%; Mexico, 23.6%; Panama, 2.6%; Peru, 3.5%; Poland, 5.3%; Russia, 0.4%; Venezuela, 7.3%; and cash reserves, 0.7%.

In Conclusion

We appreciate your ongoing investment in Merrill Lynch World Income Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Vincent T. Lathbury

Vincent T. Lathbury III
Senior Vice President and
Portfolio Manager

May 14, 1999

================================================================================
After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch World Income Fund, Inc.'s Board of Directors. We are pleased to announce that Terry K. Glenn has been elected President and Director of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Directors in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Directors.
================================================================================


                                     2 & 3

                           Merrill Lynch World Income Fund, Inc., March 31, 1999

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                            Ten Years/        Standardized
                                                          12 Month            3 Month     Since Inception     30-Day Yield
                                                        Total Return       Total Return    Total Return       As of 3/31/99
===========================================================================================================================
ML World Income Fund, Inc. Class A Shares                  -24.74%            +2.25%          +80.21%             8.72%
---------------------------------------------------------------------------------------------------------------------------
ML World Income Fund, Inc. Class B Shares                  -25.24             +2.23           +19.02              8.30
---------------------------------------------------------------------------------------------------------------------------
ML World Income Fund, Inc. Class C Shares                  -25.41             +2.05           + 1.53              8.26
---------------------------------------------------------------------------------------------------------------------------
ML World Income Fund, Inc. Class D Shares                  -24.93             +2.36           + 4.23              8.48
===========================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are: Class A Shares, for the ten years ended 3/31/99; Class B Shares, from 11/18/91 to 3/31/99; and Class C & Class D Shares, from 10/21/94 to 3/31/99.

Average Annual Total Return

                                            % Return Without      % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares+*
================================================================================
Year Ended 3/31/99                                -24.74%            -27.75%
--------------------------------------------------------------------------------
Five Years Ended 3/31/99                          + 1.00             + 0.18
--------------------------------------------------------------------------------
Ten Years Ended 3/31/99                           + 6.07             + 5.63
--------------------------------------------------------------------------------
+ Performance results for per share net asset value of Class A Shares prior to November 18, 1991 are for the period when the Fund was closed-end.
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                 % Return           % Return
                                               Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/99                                -25.24%            -27.95%
--------------------------------------------------------------------------------
Five Years Ended 3/31/99                          + 0.22             + 0.22
--------------------------------------------------------------------------------
Inception (11/18/91) through 3/31/99              + 2.39             + 2.39
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                 % Return           % Return
                                               Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/99                                -25.41%            -26.08%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/99              + 0.34             + 0.34
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                            % Return Without      % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/99                                -24.93%            -27.93%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/99              + 0.94             + 0.01
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.


                                     4 & 5

                           Merrill Lynch World Income Fund, Inc., March 31, 1999

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                                                                                          Percent of
AFRICA          Industries              Face Amount    Fixed-Income Investments                   Cost         Value      Net Assets
====================================================================================================================================
Morocco         Loan Assignments/     US$ 2,000,000   Morocco Tranche A,
                Participations                        6.063% due 1/01/2009                    $  1,568,629  $  1,615,000       0.5%
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Morocco                                 1,568,629     1,615,000       0.5
====================================================================================================================================
Nigeria         Foreign Government        1,750,000   Central Bank of Nigeria, 6.25%
                Obligations                           due 11/15/2020+                            1,090,051     1,113,437       0.3
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Nigeria                                 1,090,051     1,113,437       0.3
====================================================================================================================================

                                        Shares Held                 Warrants
====================================================================================================================================
Nigeria         Energy                        1,750   Nigeria Oil (Warrants) (b)                         0             0       0.0
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Warrants in Nigeria                          0             0       0.0
====================================================================================================================================
                                                      Total Investments in African
                                                      Securities                                 2,658,680     2,728,437       0.8
====================================================================================================================================

EUROPE                                  Face Amount        Fixed-Income Investments
====================================================================================================================================
Bulgaria        Foreign Government    US$ 2,300,000   Republic of Bulgaria, Discount,
                Obligations                           Series A, 5.875% due 7/28/2024+            1,596,557     1,546,750       0.5
                                          2,300,000   Republic of Bulgaria, Front-Loaded
                                                      Interest Rate Reduction Bonds,
                                                      Series A, 2.50% due 7/28/2012+             1,331,510     1,308,125       0.4
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Bulgaria                                2,928,067     2,854,875       0.9
====================================================================================================================================
Luxembourg      Wireless Communications  10,000,000   Millicom International Cellular,
                -- International                      11.834%* due 6/01/2006                     7,989,175     7,437,500       2.3
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments in
                                                      Luxembourg                                 7,989,175     7,437,500       2.3
====================================================================================================================================
Poland          Telecommunications        4,750,000   TPSA Finance BV, 7.75% due 12/10/2008      4,715,895     4,631,369       1.4
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Poland                                  4,715,895     4,631,369       1.4
====================================================================================================================================
Russia          Financial Services        2,500,000   Unexim International Finance BV,
                                                      9.875% due 8/01/2000 (c)                   2,514,750       200,000       0.1
                --------------------------------------------------------------------------------------------------------------------
                Foreign Government        3,343,702   Vnesheconombank, Interest Accrual
                Obligations                           Note, 5.9687% due 12/15/2015 (a)(c)(e)     1,482,752       267,496       0.1
                                         22,780,000   Vnesheconombank, Principal Loan,
                                                      5.9687% due 12/15/2020 (a)(c)(e)          13,323,608     1,509,175       0.4
                                                                                              ------------  ------------     -----
                                                                                                14,806,360     1,776,671       0.5
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Russia                                 17,321,110     1,976,671       0.6
====================================================================================================================================
United Kingdom  Cable-- International     5,000,000   NTL, Inc., Series B, 10% due
                                                      2/15/2007                                  4,925,000     5,312,500       1.6
                                         10,000,000   TeleWest Communications PLC,
                                                      11% due 10/01/2007                         8,513,661     8,800,000       2.7
                                                                                              ------------  ------------     -----
                                                                                                13,438,661    14,112,500       4.3
                --------------------------------------------------------------------------------------------------------------------
                Telephone                 5,000,000   RSL Communications PLC, 9.125%
                                                      due 3/01/2008                              4,672,500     4,950,000       1.5
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in the United Kingdom                     18,111,161    19,062,500       5.8
====================================================================================================================================

                                                                Convertible Bonds
====================================================================================================================================
Ireland         Dental Equipment            500,000   Phoenix Shannon PLC, 9.50%
                & Supplies                            due 11/01/2000                               196,779         5,000       0.0
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Convertible Bonds in Ireland           196,779         5,000       0.0
====================================================================================================================================
                                                      Total Investments in European
                                                      Securities                                51,262,187    35,967,915      11.0
====================================================================================================================================
LATIN
AMERICA                                                      Fixed-Income Investments
====================================================================================================================================
Argentina       Foreign Government           12,000   Republic of Argentina, 5.938%
                Obligations                           due 3/31/2005+                                 9,270        10,272       0.0
                                          9,800,000   Republic of Argentina, 6% due
                                                      3/31/2023+ (e)                             7,152,031     6,811,000       2.1
                                         23,395,000   Republic of Argentina, 9.75%
                                                      due 9/19/2027                             20,795,775    19,447,094       6.0
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Argentina                              27,957,076    26,268,366       8.1
====================================================================================================================================
Brazil          Foreign Government        3,750,000   Republic of Brazil-DCB,
                Obligations                           6.188% due 4/15/2012+ (e)                  2,161,193     2,182,500       0.7
                                         20,019,540   Republic of Brazil, EC',
                                                      7.02% due 4/15/2014+ (e)                  11,904,021    12,674,871       3.9
                                         14,250,000   Republic of Brazil,
                                                      10.125% due 5/15/2027                     11,619,063    10,331,250       3.2
                                          2,500,000   Republic of Brazil, Discount Bond,
                                                      6.125% due 4/15/2024                       1,562,500     1,506,250       0.4
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Brazil                                 27,246,777    26,694,871       8.2
====================================================================================================================================
Colombia        Utilities                 5,887,200   TransGas de Occidente SA,
                                                      9.79% due 11/01/2010                       6,022,115     5,063,952       1.5
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Colombia                                6,022,115     5,063,952       1.5
====================================================================================================================================
Ecuador         Foreign Government        3,900,000   Republic of Ecuador, 4% due
                Obligations                           2/28/2025+                                 1,757,657     1,550,250       0.5
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Ecuador                                 1,757,657     1,550,250       0.5
====================================================================================================================================
Mexico          Foreign Government        4,000,000   United Mexican States, 11.50%
                Obligations                           due 5/15/2026                              3,400,000     4,455,000       1.4
                                          9,120,000   United Mexican States, Series B,
                                                      6.25% due 12/31/2019                       7,051,998     7,170,600       2.2
                                         12,878,000   United Mexican States, Series W-A,
                                                      6.25% due 12/31/2019                       9,930,946    10,125,328       3.1
                                                                                              ------------  ------------     -----
                                                                                                20,382,944    21,750,928       6.7
                --------------------------------------------------------------------------------------------------------------------
                Transportation            5,000,000   TFM, S.A. de C.V., 13.896%* due
                                                      6/15/2009                                  2,950,000     2,962,500       0.9
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Mexico                                 23,332,944    24,713,428       7.6
====================================================================================================================================
Panama          Foreign Government        2,700,000   Panama, Front-Loaded Interest Rate
                Obligations                           Reduction Bonds, 4% due
                                                      7/17/2014+                                 2,041,316     2,124,562       0.6
                                            600,000   Republic of Panama, 8.875% due
                                                      9/30/2027                                    546,000       555,000       0.2
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Panama                                  2,587,316     2,679,562       0.8
====================================================================================================================================
Peru            Foreign Government        3,820,000   Republic of Peru, Front-Loaded
                Obligations                           Interest Rate
                                                      Reduction Bonds, 3.75% due
                                                      3/07/2017+                                 2,384,335     2,263,350       0.7
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Peru                                    2,384,335     2,263,350       0.7
====================================================================================================================================


                                     6 & 7

                           Merrill Lynch World Income Fund, Inc., March 31, 1999

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

LATIN AMERICA                                                                                                             Percent of
(concluded)     Industries              Face Amount           Fixed-Income Investments            Cost         Value      Net Assets
====================================================================================================================================
Venezuela       Foreign Government   US $10,750,000   Republic of Venezuela, 9.25% due
                Obligations                           9/15/2027                               $  9,605,125  $  6,638,125       2.0%
                                          1,285,710   Republic of Venezuela -- DCB,
                                                      5.938% due 12/18/2007                        803,569       901,604       0.3
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Venezuela                              10,408,694     7,539,729       2.3
====================================================================================================================================
                                                      Total Investments in Latin
                                                      American Securities                      101,696,914    96,773,508      29.7
====================================================================================================================================
NORTH AMERICA
====================================================================================================================================
Canada          Paper                     5,000,000   Doman Industries Limited,
                                                      8.75% due 3/15/2004                        4,500,000     3,250,000       1.0
                --------------------------------------------------------------------------------------------------------------------
                Telephony                 5,000,000   Metronet Communications,
                                                      10.625% due 11/01/2008                     5,268,750     5,825,000       1.8
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Canada                                  9,768,750     9,075,000       2.8
====================================================================================================================================
United States   Airlines                  5,000,000   USAir Inc., 10.375% due 3/01/2013          5,000,000     5,381,350       1.7
                --------------------------------------------------------------------------------------------------------------------
                Automotive                5,000,000   Federal-Mogul Corporation,
                                                      7.375% due 1/15/2006                       4,979,150     4,906,905       1.5
                --------------------------------------------------------------------------------------------------------------------
                Cable Television          5,000,000   Century Communications Corporation,
                                                      9.50% due 3/01/2005                        4,897,500     5,350,000       1.6
                                          5,000,000   Lenfest Communications, Inc.,
                                                      10.50% due 6/15/2006                       4,961,050     5,775,000       1.8
                                                                                              ------------  ------------     -----
                                                                                                 9,858,550   11,125,000        3.4
                --------------------------------------------------------------------------------------------------------------------
                Chemicals                 5,340,000   ISP Holdings Inc., 9.75% due
                                                      2/15/2002                                  5,340,000     5,486,850       1.7
                --------------------------------------------------------------------------------------------------------------------
                Communications            5,000,000   Impsat Corp., 12.375% due
                                                      6/15/2008                                  4,525,000     4,400,000       1.3
                --------------------------------------------------------------------------------------------------------------------
                Computer Services --      5,000,000   Advanced Micro Devices, Inc.,
                Electronics                           11% due 8/01/2003                          5,512,500     5,150,000       1.6
                                          5,000,000   Hadco Corp., 9.50% due 6/15/2008           4,983,000     4,937,500       1.5
                                                                                              ------------  ------------     -----
                                                                                                10,495,500    10,087,500       3.1
                --------------------------------------------------------------------------------------------------------------------
                Consumer Services         5,000,000   Protection One Alarm Monitoring,
                                                      8.125% due 1/15/2009                       5,000,000     5,100,000       1.6
                --------------------------------------------------------------------------------------------------------------------
                Energy                   10,000,000   Chesapeake Energy Corp., 8.50%
                                                      due 3/15/2012                              9,941,400     6,900,000       2.1
                                          5,000,000   Ocean Energy Inc., 8.375% due
                                                      7/01/2008                                  4,793,750     4,825,000       1.5
                                         10,670,000   TransAmerican Energy Corp.,
                                                      13.22%* due 6/15/2002                     10,291,204     2,680,837       0.8
                                                                                              ------------  ------------     -----
                                                                                                25,026,354    14,405,837       4.4
                --------------------------------------------------------------------------------------------------------------------
                Financial Services       10,000,000   PennCorp Financial Group, 9.25%
                                                      due 12/15/2003                            10,000,000     7,350,000       2.3
                                          5,000,000   SB Treasury Company LLC, 9.40%
                                                      due 12/29/2049 (e)                         4,800,000     4,900,000       1.5
                                                                                              ------------  ------------     -----
                                                                                                14,800,000    12,250,000       3.8
                --------------------------------------------------------------------------------------------------------------------
                Gaming                   10,000,000   GB Property Funding Corp.,
                                                      10.875% due 1/15/2004                      9,996,250     7,100,000       2.2
                                          5,000,000   Harrah's Operating Co. Inc.,
                                                      7.875% due 12/15/2005                      5,018,750     5,025,000       1.5
                                                      Jazz Casino Co. LLC:
                                          3,232,500     5.867% due 11/15/2009 (a)                1,560,336     1,810,200       0.5
                                            315,000     Contingent Notes, due
                                                        11/15/2009 (d)(e)                                0             0       0.0
                                          5,000,000   Trump Atlantic City Associates/
                                                      Funding Inc., 11.25% due
                                                      5/01/2006                                  4,900,000     4,425,000       1.4
                                                                                              ------------  ------------     -----
                                                                                                21,475,336    18,360,200       5.6
                --------------------------------------------------------------------------------------------------------------------
                Health Care               5,000,000   Columbia/HCA Healthcare Corp.,
                                                      7.25% due 5/20/2008                        4,696,650     4,565,500       1.4
                                          5,000,000   Fresenius Medical Capital Trust I,
                                                      9% due 12/01/2006                          5,237,500     5,200,000       1.6
                                          5,000,000   Tenet Healthcare Corp., 8.125%
                                                      due 12/01/2008                             4,980,600     4,800,000       1.5
                                                                                              ------------  ------------     -----
                                                                                                14,914,750    14,565,500       4.5
                --------------------------------------------------------------------------------------------------------------------
                Hotels                    5,000,000   HMH Properties, Inc., 7.875% due
                                                      8/01/2008                                  4,967,600     4,812,500       1.5
                --------------------------------------------------------------------------------------------------------------------
                Internet Transport        5,000,000   PSINet, Inc., 10% due 2/15/2005            4,862,500     5,275,000       1.6
                --------------------------------------------------------------------------------------------------------------------
                Paper                     5,000,000   Container Corporation of America,
                                                      9.75% due 4/01/2003                        5,100,000     5,262,500       1.6
                --------------------------------------------------------------------------------------------------------------------
                Printing &                5,000,000   Primedia, Inc., 7.625% due
                Publishing                            4/01/2008                                  4,971,250     4,950,000       1.5
                --------------------------------------------------------------------------------------------------------------------
                Supermarkets              5,000,000   Pueblo Xtra International Inc.,
                                                      9.50% due 8/01/2003                        5,098,125     4,781,250       1.5
                --------------------------------------------------------------------------------------------------------------------
                Telephony                 5,000,000   Intermedia Communication Inc.,
                                                      8.60% due 6/01/2008                        4,792,500     5,000,000       1.5
                --------------------------------------------------------------------------------------------------------------------
                Utilities                10,000,000   Tucson Electric & Power Co.,
                                                      10.732% due 1/01/2013                      9,607,625    11,741,100       3.6
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in the United States                     160,814,240   147,891,492      45.4
====================================================================================================================================

                                                                Convertible Bonds
====================================================================================================================================
United States   Banking &                   400,000   BankAtlantic Bancorp, Inc., 5.625%
                Financial                             due 12/01/2007                               400,000       315,000       0.1
                --------------------------------------------------------------------------------------------------------------------
                Conglomerates               600,000   Polyphase Corporation, 12% due
                                                      7/01/1999***                                 600,000       132,000       0.0
                                          1,000,000   Thermo Fibertek Inc., 4.50% due
                                                      7/15/2004                                    887,500       821,250       0.3
                                                                                              ------------  ------------     -----
                                                                                                 1,487,500       953,250       0.3
                --------------------------------------------------------------------------------------------------------------------
                Energy                    1,000,000   Pennzenergy Company, 4.95% due
                                                      8/15/2008
                                                      (Convertible in Chevron Corp.)             1,013,750     1,003,750       0.3
                --------------------------------------------------------------------------------------------------------------------
                Environmental             1,063,000   Thermo TerraTech, Inc., 4.625%
                                                      due 5/01/2003                              1,114,735       896,906       0.3
                                          1,000,000   U.S. Filter Corp., 4.50% due
                                                      12/15/2001                                 1,044,000       980,000       0.3
                                                                                              ------------  ------------     -----
                                                                                                 2,158,735     1,876,906       0.6
                --------------------------------------------------------------------------------------------------------------------
                Health Care               1,000,000   Integrated Health Services, Inc.,
                                                      5.75% due 1/01/2001                          993,750       640,000       0.2
                --------------------------------------------------------------------------------------------------------------------
                Instruments/Scientific      500,000   ThermoQuest Corporation, 5% due
                                                      8/15/2000                                    507,500       486,875       0.1
                --------------------------------------------------------------------------------------------------------------------
                Internet                    450,000   Amazon.com Inc., 4.75% due
                                                      2/01/2009                                    450,000       571,500       0.2
                --------------------------------------------------------------------------------------------------------------------
                Medical Laser             2,000,000   Thermolase Corp., 4.375% due
                Systems                               8/05/2004                                  1,960,625     1,612,500       0.5
                --------------------------------------------------------------------------------------------------------------------
                Oil Drilling              1,000,000   Diamond Offshore Drilling, 3.75%
                                                      due 2/15/2007                                934,312     1,033,750       0.3
                                            500,000   Parker Drilling Company, 5.50% due
                                                      8/01/2004                                    505,000       292,500       0.1
                                                                                              ------------  ------------     -----
                                                                                                 1,439,312     1,326,250       0.4
                --------------------------------------------------------------------------------------------------------------------
                Optical Equipment         1,430,000   Thermo Optek Inc., 5% due
                                                      10/15/2000                                 1,433,950      1,387,100      0.4
                --------------------------------------------------------------------------------------------------------------------
                Technology                            Data General Corp:
                                            750,000     6% due 5/15/2004                           750,000       604,687       0.2
                                            250,000     6% due 5/15/2004                           246,875       211,250       0.1
                                                                                              ------------  ------------     -----
                                                                                                   996,875       815,937       0.3
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Convertible Bonds in the
                                                      United States                             12,841,997    10,989,068       3.4
====================================================================================================================================


                                     8 & 9

                           Merrill Lynch World Income Fund, Inc., March 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

NORTH AMERICA                                          Convertible Preferred Stock, Preferred                             Percent of
(concluded)     Industries              Shares Held      Stocks, Common Stocks & Warrants         Cost         Value      Net Assets
====================================================================================================================================
United States   Broadcasting/Cable          137,257   On Command Corporation                  $  4,061,096  $  1,243,892       0.4%
                                             43,675   On Command Corporation
                                                      (Warrants) (b)                               349,400       109,188       0.0
                                                                                              ------------  ------------     -----
                                                                                                 4,410,496     1,353,080       0.4
                --------------------------------------------------------------------------------------------------------------------
                Conglomerates               105,000   Polyphase Corporation***                     158,550        39,375       0.0
                                             52,500   Polyphase Corporation
                                                      (Warrants) (b)***                             13,125           525       0.0
                                             52,500   Polyphase Corporation
                                                      (Warrants) (b)***                             26,250         2,100       0.0
                                                                                              ------------  ------------     -----
                                                                                                   197,925        42,000       0.0
                --------------------------------------------------------------------------------------------------------------------
                Containers                   10,000   Owens-Illinois Inc., 4.75%                   500,000       364,375       0.1
                --------------------------------------------------------------------------------------------------------------------
                Energy                                TCR Holdings Corp., Conv. Pfd.:
                                             25,172     (Class B)                                    1,510         1,510       0.0
                                             13,845     (Class C)                                      775           775       0.0
                                             36,500     (Class D)                                    1,935         1,935       0.0
                                             75,516     (Class E)                                    4,758         4,758       0.0
                                                                                              ------------  ------------     -----
                                                                                                     8,978         8,978       0.0
                --------------------------------------------------------------------------------------------------------------------
                Gaming                       75,000   Goldriver Hotel & Casino Corp.,
                                                      Liquidating Trust                             75,000             0       0.0
                                             91,338   JCC Holding Company (Class A)                365,352       308,266       0.1
                                                                                              ------------  ------------     -----
                                                                                                   440,352       308,266       0.1
                --------------------------------------------------------------------------------------------------------------------
                Manufactured Housing         10,000   Fleetwood Capital Trust, 6%                  540,000       425,000       0.1
                --------------------------------------------------------------------------------------------------------------------
                Special Services             10,000   Union Pacific Capital Trust, 6.25%           460,625       498,750       0.2
                --------------------------------------------------------------------------------------------------------------------
                Steel                        50,000   Worthington Industries, Inc.
                                                      (Convertible, Series DECS into
                                                      Rouge Steel Common Stock), 7.25%             850,000       450,000       0.2
                --------------------------------------------------------------------------------------------------------------------
                Utilities                    16,259   Citizens Utilities Company (Class B)         148,700       126,007       0.0
                                             30,000   Citizens Utilities Trust, 5%               1,284,300     1,200,000       0.4
                                                                                              ------------  ------------     -----
                                                                                                 1,433,000     1,326,007       0.4
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Convertible Preferred Stocks,
                                                      Preferred Stocks, Common Stocks &
                                                      Warrants in the United States              8,841,376     4,776,456       1.5
====================================================================================================================================
                                                      Total Investments in North American
                                                      Securities                               192,266,363   172,732,016       53.1
====================================================================================================================================

PACIFIC
BASIN/ASIA                              Face Amount          Fixed-Income Investments
====================================================================================================================================
China           Transportation        US$ 6,620,000   Cathay International Ltd.,
                                                      13% due 4/15/2008                          6,620,000     1,655,000       0.5
                                         10,000,000   GS Superhighway Holdings, 9.875%
                                                      due 8/15/2004                              9,262,500     5,000,000       1.6
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in China                                  15,882,500     6,655,000       2.1
====================================================================================================================================
Indonesia       Paper                     5,000,000   Indah Kiat International Finance,
                                                      12.50% due 6/15/2006                       5,025,000     3,300,000       1.0
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in Indonesia                               5,025,000     3,300,000       1.0
====================================================================================================================================
South Korea     Foreign Government        3,330,000   Republic of Korea, 8.875% due
                Obligations                           4/15/2008                                  3,398,125     3,563,193       1.1
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Fixed-Income Investments
                                                      in South Korea                             3,398,125     3,563,193       1.1
====================================================================================================================================
                                                      Total Investments in Pacific
                                                      Basin/Asian Securities                    24,305,625    13,518,193       4.2
====================================================================================================================================

SHORT-TERM
SECURITIES                                                             Issue
====================================================================================================================================
                Commercial                6,705,000   General Motors Acceptance Corp.,
                Paper**                               5.13% due 4/01/1999                        6,705,000     6,705,000       2.1
                --------------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Short-Term
                                                      Securities                                 6,705,000     6,705,000       2.1
====================================================================================================================================
                Total Investments                                                             $378,894,769   328,425,069     100.9
                                                                                              ============
                Short Sales (Proceeds--$18,472)***                                                                (1,688)     (0.0)
                Liabilities in Excess of Other Assets                                                         (2,866,425)     (0.9)
                                                                                                            ------------     -----
                Net Assets                                                                                  $325,556,956     100.0%
                                                                                                            ============     =====
====================================================================================================================================
                Net Asset Value:  Class A -- Based on net assets of $68,190,895 and 11,082,583
                                             shares outstanding                                             $       6.15
                                                                                                            ============
                                  Class B -- Based on net assets of $246,235,894 and 40,043,877
                                             shares outstanding                                             $       6.15
                                                                                                            ============
                                  Class C -- Based on net assets of $3,558,660 and 579,135
                                             shares outstanding                                             $       6.14
                                                                                                            ============
                                  Class D -- Based on net assets of $7,571,507 and 1,230,679
                                             shares outstanding                                             $       6.15
                                                                                                            ============
====================================================================================================================================

+ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.

* Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

***   Covered Short Sales entered into as of March 31, 1998 were as follows:

--------------------------------------------------------------------------------
Shares                                  Issue                           Value
--------------------------------------------------------------------------------
4,500                               Polyphase Corp.                    $(1,688)
--------------------------------------------------------------------------------
Total (Proceeds--$18,472)                                              $(1,688)
                                                                       =======
--------------------------------------------------------------------------------

(a) Represents a pay-in-kind security which may pay interest/ dividends in additional face/shares.
(b) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(c) Due to the uncertainty of financial and economic conditions in Russia, effective September 30, 1998, interest accrual was ceased.
(d) Represents an obligation by Jazz Casino Co. LLC to pay a semi-annual amount to the Portfolio through 11/15/2009. The payments are based upon varying interest rates and the amounts, which may be paid-in-kind, are contingent upon the earnings before income taxes, depreciation and amortization of Jazz Casino Co. LLC on a fiscal year basis.
(e)   Floating Rate Note.


                                    10 & 11

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
World Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #10788--3/99

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